BORROWINGS - Borrowings by Currency (Details) ₨ in Millions, £ in Millions, S/ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 CLF ( )	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 INR (₨)	Dec. 31, 2017 NZD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 CLF ( )	Dec. 31, 2016 PEN (S/)	Dec. 31, 2016 AUD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 INR (₨)	Dec. 31, 2016 NZD ($)
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 10,164									$ 8,326
Interest on non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	8,063									7,324
Interest on non-recourse borrowings | AUD
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	1,013					$ 1,297				922					$ 1,281
Interest on non-recourse borrowings | GBP
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	1,735		£ 1,283							1,390		£ 1,125
Interest on non-recourse borrowings | USD
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	3,087									3,039
Interest on non-recourse borrowings | UF
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	960			22						901			23
Interest on non-recourse borrowings | CAD
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	397						$ 499			263						$ 354
Interest on non-recourse borrowings | COP
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	184	$ 549,384								133	$ 403,030
Interest on non-recourse borrowings | PEN
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	458				S/ 1,483					439				S/ 1,473
Interest on non-recourse borrowings | INR
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	186							₨ 11,847		196							₨ 13,324
Interest on non-recourse borrowings | NZD
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 43								$ 61	$ 41								$ 59